Commitments and Contingencies - Schedule of Fair Value of the Representatives Shares (Q3) (Details) - $ / shares	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 22, 2021
Input
Risk-free interest rate	1.37%	5.50%	4.74%
Expected term (years)	6 years 3 months	9 months	10 months 24 days
Expected volatility	10.80%	3.30%	7.70%
Stock price		$ 18	$ 18
Fair value of Representative's Shares			$ 11.5	$ 10.1
Monte Carlo simulation [Member]
Input
Risk-free interest rate		0.76%	0.76%
Expected term (years)		2 years 3 months 7 days	2 years 3 months 7 days
Expected volatility		11.40%	11.40%
Stock price		$ 10	$ 10
Fair value of Representative's Shares		$ 7.93	$ 7.93